GENERAL (Real Estate Investments) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended									0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Two Penn Center Plaza [Member] USD ($) sqft	Dec. 31, 2012 Texas Shopping Centers [Member] USD ($) sqft	Dec. 31, 2012 Global Texas [Member] USD ($)	Dec. 31, 2012 Global Texas Lender [Member] USD ($)	Dec. 31, 2014 Luxury Suite Condominium [Member] USD ($)	Dec. 31, 2014 Flamingo South Beach Condominium [Member] USD ($)	Dec. 18, 2014 Retail Portfolio of Twenty Seven Supermarkets [Member] Scenario Forecast [Member] Subsequent Event [Member]	Dec. 18, 2014 Retail Portfolio of Twenty Seven Supermarkets [Member] Scenario Forecast [Member] Maximum [Member] Subsequent Event [Member] USD ($)	Dec. 18, 2014 Retail Portfolio of Twenty Seven Supermarkets [Member] Scenario Forecast [Member] Maximum [Member] Subsequent Event [Member] EUR (€)
Business Acquisition [Line Items]
Capital contribution				$ 4,025	$ 4,000	$ 1,000	$ 3,000
Purchase price											36,142	29,750
Beneficial interest				19.66%	4.00%	16.50%	49.00%
Acquisition costs											2,915	2,400
Square footage of real estate property acquired				500,000	2,000,000
Effective date of transaction completion										May 31, 2015
Fair value					342,000
Mortgage loan balance					252,000
Mortgage interest rate					5.73%		11.00%
Purchase of real estate	$ 1,093	$ 5,795	$ 210					$ 4,800	$ 7,153
Time period									3 years
Shares issued for real estate investment	1,310,000	1,300,580